Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 04, 2019
Prospectus Date	rr_ProspectusDate	Dec. 25, 2018
ACM Tactical Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ACM TACTICAL INCOME FUND – FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ACM Tactical Income Fund (the “Fund”) seeks to generate income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 10 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund does not have a full calendar year of operations, no portfolio turnover is presented for the Fund at this time. In the future, portfolio turnover information will be presented in this section of the Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only.   The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests in income-oriented exchange traded funds (“ETFs”) that invest in (i) bonds, bank loans, floating rate bonds and debt and municipal debt issued by domestic, foreign and emerging market issuers; (ii) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, including U.S. treasuries (with an average duration of 1-20 years); and (iii) cash and cash equivalents (including money market funds). The ETF’s investment can include high-yield instruments (“junk bonds”). The Fund may also invest in these types of securities directly. The Fund considers emerging market issues to be those of countries represented in the MSCI Emerging Markets Index.

ACM Capital Management, LLC (the “Adviser”) uses a proprietary tactical allocation model to move to cash investments when market conditions become unfavorable. The Fund invests directly or indirectly in securities of any maturity, duration or credit quality when the model determines that the market for those securities is stable or trending upwards and either U.S. Treasuries or cash and cash equivalents when the model determines that the market for those securities is trending downwards. By tactically allocating its investments among the securities described above, the Fund seeks to reduce its exposure to declines in the market, thereby potentially limiting portfolio volatility in down-trending markets. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, if a bond has a duration of 5 years, a 1% rise in rates would result in a 5% decline in share price. If a bond has a duration of 10 years, a 1% rise in interest rates would result in a 10% decline in share price. Maturity is the date on which a stock issuer must repay the original principal borrowed from a shareholder. For example, if a security has a maturity of 5 years, the issuer will pay the investor the face value of the security 5 years after its purchase.

The Adviser’s model takes into account macro market data and other market-based inputs and metrics to seek to identify market trends. When making investment decisions for the Fund, the portfolio managers consider both the outputs of the model as well as an assessment of current market conditions, the average credit quality of the portfolio, the average duration of the portfolio and other factors. When the Fund is invested in high yield instruments, the portfolio managers consider the net returns of those high yield instruments relative to the risk they pose.

The Fund may use options such as covered calls or protective puts on positions to reduce risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Bank Loan Risk: The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

• Credit Risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet is contractual obligations.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

• Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates may cause a decline in the value of fixed income securities or equity options owned by the Fund. In general, the market place of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular instrument by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Floating Rate Risk: Changes in short-term market interest rates will directly affect the yield on Fund shares whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

• Foreign Securities Risk: Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies.

• High-Yield Fixed Income Risk: The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s algorithmic model. No assurance can be given that the Fund will be successful under all or any market conditions.

• Municipal Bond Risk: The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. There is no guarantee that a municipality will pay interests or repay principal.

• Options Risk: Purchased put options may decline in value or expire worthless and may have imperfect correlation to the value of the Fund’s portfolio securities. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

• Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.ACM-Funds.com or by calling 1-844-798-3833.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-798-3833
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ACM-Funds.com
ACM Tactical Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TINAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.85%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.13%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	779
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,233
ACM Tactical Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TINIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.85%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 622

[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.